Form N-CSR Cover	12 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone Strategic Trust
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026